Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of equity investment fair value components - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of equity investment fair value components [Abstract]
Equity investments, at original cost	$ 450,500
Gross unrealized appreciation	369,626
Equity investments, at fair market value	$ 820,126